Other Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Other financial assets and liabilities
D.6	Other financial assets and liabilities

	2022 US$m	2021 US$m

Other financial assets
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	207	134
Other financial assets	22	293
Financial instruments at amortised cost
Hedge collateral (including interest)	509	-
Other financial assets	30	-
Financial instruments at fair value through other comprehensive income
Other financial assets	29	-

Total other financial assets	797	427

Current	677	320
Non-current	120	107

Net carrying amount	797	427

Other financial liabilities
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	721	563
Other financial liabilities	-	9

Total other financial liabilities	721	572

Current	654	411
Non-current	67	161

Net carrying amount	721	572

Recognition and measurement
Other financial assets and liabilities
Receivables subject to provisional pricing adjustments are initially recognised at the transaction price and subsequently measured at fair value with movements recognised in the consolidated income statement.
Derivative financial instruments
Derivative financial instruments that are designated within qualifying hedge relationships are initially recognised at fair value on the date the contract is entered into. For relationships designated as fair value hedges, subsequent fair value movements of the derivative are recognised in the consolidated income statement.

For relationships designated as cash flow hedges, subsequent fair value movements of the derivative for the effective portion of the hedge are recognised in other comprehensive income and accumulated in reserves in equity; fair value movements for the ineffective portion are recognised immediately in the consolidated income statement. Costs of hedging have been separated from the hedging arrangements and deferred to other comprehensive income and accumulated in reserves in equity. Amounts accumulated in equity are reclassified to the consolidated income statement in the periods when the hedged item affects profit or loss.
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged exposure and the hedging instrument. The Group assesses whether the derivative designated in each hedging relationship has been, and is expected to be, effective in offsetting changes in cash flows of the hedged exposure using the hypothetical derivative method.
Ineffectiveness is recognised where the cumulative change in the designated component value of the hedging instrument on an absolute basis exceeds the change in value of the hedged exposure attributable to the hedged risk.
Ineffectiveness may arise where the timing of the transaction changes from what was originally estimated such as delayed shipments or changes in timing of forecast sales. This may also arise where the commodity swap pricing terms do not perfectly match the pricing terms of the LNG revenue contracts.
Fair value
Except for the other financial assets and other financial liabilities set out in this note, there are no material financial assets or financial liabilities carried at fair value.
The fair value of commodity derivative financial instruments is determined based on observable quoted forward pricing and swap models and is classified as Level 2 on the fair value hierarchy. The most frequently applied valuation techniques include forward pricing and swap models that use present value calculations. The models incorporate various inputs including the credit quality of counterparties and forward rate curves of the underlying commodity.
The fair value of interest rate swaps is calculated by discounting estimated future cash flows based on the terms of maturity of each contract, using market interest rates for a similar instrument at the reporting date and is classified as Level 2 on the fair value hierarchy.
The fair value of foreign exchange forward contracts is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curves in the respective currencies and is classified as Level 2 on the fair value hierarchy.
The fair values of other financial assets and other financial liabilities are predominantly determined based on observable quoted forward pricing and are predominantly classified as Level 2 on the fair value hierarchy.
Foreign exchange
The derivative financial instruments include foreign exchange forward contracts that are denominated in Australian dollars. The Group had no material other financial assets and liabilities denominated in currencies other than US dollars.
Hedging activities
During the period, the following hedging activities were undertaken:

•	The Group hedged a percentage of its oil-linked exposure, entering into oil swap derivatives settling in 2023 in order to achieve a minimum average sales price of $75 per barrel.
•
The Group entered into additional separate HH commodity swaps to hedge the purchase leg of the Corpus Christi volumes and separate TTF commodity swaps to hedge the sales leg of Corpus Christi volumes to mitigate pricing risk for 2023 to 2024.

•
As a result of hedging activities, approximately 49% of Corpus Christi volumes included in stock in transit for 2022, approximately 82%
of
 2023 volumes and approximately 29%
of
 2024 volumes have hedged pricing risk.

•	The Group restruck $150 million of the TTF hedges to reduce the derivative financial liability.
•
The Group restruck $92 million of the oil swap hedges to reduce the derivative financial liability. Further
,
the Group also voluntarily placed $506 million as collateral against the oil hedge positions to reduce counterparty credit risk exposure. The collateral will mature in line with hedge settlements in 2023.

•
Through the use of foreign exchange forward contracts, the Group hedged its Australian dollar to US dollar exchange rate in relation to a portion of the Australian dollar denominated capital expenditure expected to be incurred under the Scarborough development.

	2022	2021
Oil swaps (cash flow hedges)

Carrying amount (US$m)	(114)	(1)
Notional amount (MMbbl)	18	30
Maturity date	2023	2022-2023
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMbbl)	79	74
HH Corpus Christi commodity swaps (cash flow hedges)
Carrying amount (US$m)	26	31
Notional amount (TBtu)	58	65
Maturity date	2023-2024	2022-2023
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	4	3
TTF Corpus Christi commodity swaps (cash flow hedges)
Carrying amount (US$m)	(469)	(465)
Notional amount (TBtu)	50	49
Maturity date	2023-2024	2022-2023
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	16	9
TTF commodity swaps (cash flow hedges)
Carrying amount (US$m)	-	4
Notional amount (TBtu)	-	3
Maturity date	-	2022
Hedge ratio	-	1:1
Weighted average hedged rate (US$/MMBtu)	-	26
Interest rate swap (cash flow hedges)
Carrying amount (US$m)	55	(17)
Notional amount (US$m)	600	600
Maturity date	2027	2027
Hedge ratio	1:1	1:1
Weighted average hedged rate	1.7%	1.7%
Cross currency interest rate swap (cash flow and fair value hedges)
Carrying amount (US$m)	5	9
Notional amount (Swiss Franc)	175	175
Maturity date	2023	2023
Hedge ratio	1:1	1:1
Weighted average hedged rate	Three month USD LIBOR +2.8%	Three month US$ LIBOR +2.8%
FX forwards (cash flow hedges)
Carrying amount (US$m)	(17)	10
Notional amount (AUD$m)	1,037	934
Maturity date	2023-2025	2022-2025
Hedge Ratio	1:1	1:1
Weighted average hedged rate (AUD:USD)	0.68	0.71
Hedge ineffectiveness loss of $72 million (2021: $38 million loss) has been recognised in the profit and loss.
Other financial assets
Other financial assets measured at fair value include receivables subject to provisional pricing adjustments of nil (2021: $163 million) and repurchase agreements entered into for the purposes of net settlement rather than for physical delivery of $nil (2021: $69 million).
Interest Rate Benchmark Reform
A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as ‘IBOR reform’). The Group has exposures to IBORs on its financial instruments that will be impacted as part of these market-wide initiatives. The Group’s main IBOR exposure at the reporting date is USD LIBOR. In 2020, the Federal Reserve announced that the three-month and six-month
LIBOR will be phased out and eventually replaced by June 2023.
During the period, the Group has transitioned a number of financial liabilities from USD LIBOR to SOFR and is in the process of transitioning the remaining financial instruments to alternative benchmark rates. The Group has financial liabilities and financial assets with a total carrying value of $670 million (2021: $957 million) and $393 million (2021: $367 million) respectively, which reference USD LIBOR.
The Group has the following hedging relationships which are exposed to interest rate benchmarks impacted by IBOR Reform:

•
Interest rate swaps to hedge the LIBOR interest rate risk associated with the $600 million syndicated facility (refer to Note C.2). The interest rate swaps are designated as cash flow hedges, converting the variable interest into fixed interest US dollar debt, and mature in 2027.

•
A fixed rate 175 million Swiss Franc (CHF) denominated medium term note, which it hedges with cross-currency interest rate swaps designated in both fair value and cash flow hedge relationships. The cross-currency interest rate swaps are referenced to LIBOR (refer to Note C.2).

The transition of a number of the Group’s financial liabilities from USD LIBOR to SOFR during the year ended 31 December 2022 did not result in a material impact to the Group. The Group’s Treasury function continues to execute the transition of the remaining financial instruments from current benchmark rates to alternative benchmark rates.

Key estimates and judgements

Fair value of other financial assets and liabilities
Estimates have been applied in the measurement of other financial assets and liabilities and, where required, judgement is applied in the settlement of any financial assets or liabilities. In the current period, this included a $3 million periodic adjustment relating to timing which increased other financial liabilities, reflecting the arrangements governing Wheatstone LNG sales (2021: $56 million increase).